Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	$ 17,088,277
Amortisation, intangible assets other than goodwill	96,994	$ 176,074
Balance at the end of the period	12,796,940
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the end of the period	1,475,836	1,640,073
Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	9,133,373	8,149,734
Additions other than through business combinations, intangible assets other than goodwill	71,203	324,725
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(121,294)	191,070
Balance at the end of the period	9,083,282	8,665,529
Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	(7,618,666)	(6,739,275)
Amortisation, intangible assets other than goodwill	(96,994)	(176,074)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	108,214	(110,107)
Balance at the end of the period	(7,607,446)	(7,025,456)
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the end of the period	$ 445,156	$ 630,316
Licenses | Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year	1 year
Licenses | Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years	3 years
Licenses | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	$ 7,183,553	$ 6,562,014
Additions other than through business combinations, intangible assets other than goodwill	61,137	292,882
Increase (decrease) through net exchange differences, intangible assets other than goodwill	11,332	50,866
Balance at the end of the period	7,256,022	6,905,762
Licenses | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	(6,779,294)	(6,060,212)
Amortisation, intangible assets other than goodwill	(82,147)	(164,290)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	50,575	(50,944)
Balance at the end of the period	(6,810,866)	(6,275,446)
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the end of the period	$ 1,030,680	$ 1,009,757
Useful life measured as period of time, intangible assets other than goodwill	36 years	36 years
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	$ 1,949,820	$ 1,587,720
Additions other than through business combinations, intangible assets other than goodwill	10,066	31,843
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(132,626)	140,204
Balance at the end of the period	1,827,260	1,759,767
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	(839,372)	(679,063)
Amortisation, intangible assets other than goodwill	(14,847)	(11,784)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	57,639	(59,163)
Balance at the end of the period	$ (796,580)	$ (750,010)